SUBSEQUENT EVENTS (Details) - Subsequent event [Member] - Merger Agreement [Member]	Feb. 04, 2016 $ / shares shares
Subsequent Event [Line Items]
Voting interest acquired, percentage	100.00%
Ordinary shares [Member]
Subsequent Event [Line Items]
Shares purchase price (in dollars per shares) | $ / shares	$ 9.00
Number of shares issued | shares	25,440,699
ADS [Member]
Subsequent Event [Line Items]
Shares purchase price (in dollars per shares) | $ / shares	$ 18.00
High-vote ordinary shares [Member]
Subsequent Event [Line Items]
Number of shares issued | shares	33,589,204